Convertible loans - Interest Expense (Details) - Residual Loan - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 1,536	$ 2,961	$ 7,684	$ 7,393
Facility Agreement With Deerfield Partners, L.P., Tranche One
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	1,132	2,142	5,664	6,184
Facility Agreement With Deerfield Partners, L.P., Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings	$ 404	$ 819	$ 2,020	$ 1,209